Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash	¥ 148,756	¥ 153,418
Restricted cash	59,600
Total cash and restricted cash	¥ 208,356	¥ 153,418